                                 SUPPLEMENT TO

                         SCHWAB MUNICIPAL MONEY FUNDS-
                     SWEEP INVESTMENTS PROSPECTUS(TM) DATED
                    APRIL 30, 2007, AS AMENDED JUNE 29, 2007

                     SCHWAB VALUE ADVANTAGE INVESTMENTS(R)
                                PROSPECTUS DATED
                   APRIL 30, 2007, AS AMENDED OCTOBER 5, 2007

                                      AND

                         SCHWAB CALIFORNIA AMT TAX-FREE
                        MONEY FUND(TM) PROSPECTUS DATED
                                OCTOBER 1, 2007

THIS SUPPLEMENT IS EFFECTIVE AS OF FEBRUARY 5, 2008.

     Schwab California Municipal Money Fund(TM) - Sweep Investments Schwab New York AMT Tax-Free Money Fund(TM) - Sweep Investments (formerly Schwab New York Municipal Money Fund(TM))
     Schwab New Jersey AMT Tax-Free Money Fund(TM) - Sweep Investments (formerly Schwab New Jersey Municipal Money Fund(TM))
     Schwab Pennsylvania Municipal Money Fund(TM) - Sweep Investments Schwab Massachusetts AMT Tax-Free Money Fund(TM) - Sweep Investments (formerly Schwab Massachusetts Municipal Money Fund(TM))

     Schwab California Municipal Money Fund(TM) - Value Advantage Shares(TM) Schwab New York AMT Tax-Free Money Fund(TM) - Value Advantage Shares (formerly Schwab New York Municipal Money Fund(TM))

     Schwab California AMT Tax-Free Money Fund(TM)--Value Advantage Shares(TM)

THE LANGUAGE BELOW IS ADDED TO THE 5(TH) PARAGRAPH OF THE "RISKS" SECTION FOR EACH FUND LISTED ABOVE.

For example, in its current term, the United States Supreme Court is scheduled to consider whether a state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions is constitutional. If the Supreme Court were to conclude that this practice is unconstitutional, state and local government bonds bought by the fund as tax-exempt obligations may become taxable by the state and the market value of such obligations may decline, which, in turn, may negatively affect the value of the fund's shares. Please see the fund's Statement of Additional Information for more information regarding these matters.

                       PLEASE RETAIN THIS SUPPLEMENT FOR
                                 YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]
(C)2008 Charles Schwab & Co., Inc. All Rights Reserved
Member SIPC (02/08)